Group structure	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Group structure	Group structure
(i)    Subsidiaries
The following are the direct and indirect interests of Company in its subsidiaries for the purposes of these consolidated financial statements:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2020	2019	2018

Directly controlled
XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	—
Indirectly controlled
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (iv)	Brazil	Private pension and insurance	100.00%	100.00%	100.00%
Banco XP S.A.	Brazil	Multipurpose bank	100.00%	100.00%	—
XP Controle 3 Participações S.A.	Brazil	Financial Holding	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital Content services	100.00%	99.99%	99.70%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.76%	99.76%	99.73%
XP Corretora de Seguros Ltda.	Brazil	Insurance Broker	99.99%	99.99%	99.82%
XP Gestão de Recursos Ltda.	Brazil	Asset management	94.80%	93.70%	92.80%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting service	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	99.99%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	99.50%	99.57%	99.52%
XP Vista Asset Management Ltda.	Brazil	Asset management	99.45%	99.42%	99.60%
XP Controle 4 Participações S.A.	Brazil	Insurance holding	100.00%	100.00%	100.00%
Leadr Serviços Online Ltda.	Brazil	Social media	99.99%	99.99%	—
Spiti Análise Ltda.	Brazil	Research	95.00%	99.99%	—
Chamaleon Bravery Unipessoal LDA	Portugal	Investment Advisor (pending regulatory approval)	100.00%	100.00%	—
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	100.00%
Sartus Capital LTD	UK	Investment advisor	100.00%	100.00%	100.00%
XP Private (Europe) S.A.	Switzerland	Investment advisor	100.00%	100.00%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Investments US, LLC	USA	Broker-dealer	100.00%	100.00%	100.00%
Xperience Market Services LLC (vi)	USA	Non-operational	100.00%	100.00%	—
XP Holding International LLC (ii)	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda. (v)	Brazil	Asset management	98.70%	—	—
XP LT Gestão de Recursos Ltda. (v)	Brazil	Asset management	92.00%	—	—
Carteira Online Controle de Investimentos Ltda. - ME (iii)	Brazil	Investment consolidation platform	99.99%	—	—
Antecipa S.A. (iii)	Brazil	Receivables Financing Market	100.00%	—	—
XP Allocation Asset Management Ltda. (v)	Brazil	Asset management	99.99%	—	—
Track Índices Consultoria Ltda. (v)	Brazil	Index Provider	100.00%	—	—
XP Eventos Ltda. (v)	Brazil	Media and Events	99.00%	—	—
DM10 Corretora de Seguros Ltda. (iii)	Brazil	Insurance Broker	100.00%	—	—
Consolidated investments funds
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2020	2019	2018

Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (vi)	Brazil	Investment fund	—	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (vi)	Brazil	Investment fund	—	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	—
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado (vi)	Brazil	Investment fund	—	100.00%	—
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	—
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (v)	Brazil	Investment fund	100.00%	100.00%	—
XP High Yield Fund SP (v)	Cayman	Investment fund	100.00%	100.00%	—
XP International Fund SPC (v)	Cayman	Investment fund	100.00%	100.00%	—
XP Managers Fundo de Investimento em Participações Multiestratégia (v)	Brazil	Investment fund	100.00%	100.00%	—

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	Subsidiaries legally merged into their respective immediate parent, with no impact on the consolidated financial statements.
(iii)	New subsidiaries acquired in 2020. See further details in Note 5 (ii) below.
(iv)	Subsidiaries incorporated in 2018 for operating in the private pension and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil
(v)	New subsidiaries and investment funds incorporated in the year.
(vi)	Subsidiaries and investment funds closed or incorporated by others during the year.
(ii)    Business combinations
Acquisitions in 2020
The preliminary fair value of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

	Fliper	Antecipa	DM10	Total

Assets
Cash	617	1,917	275	2,809
Other assets	0	79	411	490
Intangible assets (Note 16(b))	2,869	7,819	2,950	13,638
	3,486	9,815	3,636	16,936
Liabilities
Other liabilities	(6,159)	(198)	(1,522)	(7,879)
Total identifiable net assets at fair value	(2,673)	9,617	2,114	9,057
Goodwill arising on acquisition (Note 16 (b))	39,832	22,965	14,886	77,683
Contingent consideration	10,100	4,083	—	14,183
Purchase consideration transferred	47,259	36,665	17,000	100,923
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(617)	(1,917)	(275)	(2,809)
Payable in installments	—	(15,487)	(6,000)	(21,488)
Contingent consideration	(10,100)	(4,083)	—	(14,183)
Net of cash flow on acquisition (investing activities)	36,542	15,178	10,724	62,443
For the purchase price allocation, the following intangible assets were identified. The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Assets	Amount	Method	Expected amortization period

Customer list	2,181	Multi-period excess earning method	5.5 years
Trademark	3,314	Relief from royalty	5 years
Technology	8,143	Relief from royalty	5 years
For the concluded acquisitions, the total consideration paid is R$100,923, being: i) R$62,443 paid in cash, ii) R$21,488 payable in three consecutives annual installments from 2020 to 2022 adjusted by the Interbank Certificates of Deposit (“CDI”) rate and iii) R$14,183 as a fair value of the contingent consideration.
The preliminary goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.
The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination presented above and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.
In addition, the Company incurred direct costs for the business combinations which were expensed as incurred.
The results of operations of the businesses acquired for periods prior to acquisitions, individually and in the aggregate, were not material to the Company´s consolidated statements of income and, accordingly, pro forma information has not been presented.
Acquisition of Carteira Online Controle de Investimentos Ltda.-ME (“Fliper”)
On June 5, 2020, the Group entered into an agreement, to acquire 100% of total share capital of Carteira Online Controle de Investimentos Ltda.-ME (“Fliper”). Fliper is an automated investment consolidation platform that offers its users connectivity and tools to perform intuitive and intelligent financial self-management. The transaction allows the Group to offer its customers additional resources to manage their investments, as the open banking trend continues to accelerate in Brazil. On July 13, 2020, the acquisition was consummated, through approval of Central Bank (BACEN).
Acquisition of DM10 Corretora de Seguros e Assessoria Ltda. (“DM10”)
On June 9, 2020, the Group entered into an agreement, to acquire 100% of total share capital of DM10 Corretora de Seguros e Assessoria Ltda. (“DM10”). DM10 is an marketplace that connects hundreds of independent distributors with Life Insurance and Pension Plan products, adding value through technology and education. With the transaction, the Group enhances its distribution network in the insurance division. On September 24, 2020, the acquisition was consummated, through approval of Central Bank (BACEN).
Acquisition of Antecipa S.A. (“Antecipa”)
On June 29, 2020, the Group entered into an agreement, to 100% of total share capital of Antecipa S.A. (“Antecipa”). Antecipa is a digital platform focused on financing of receivables and offering an efficient alternative for companies to optimize its cash flow management. For the Group, the acquisition represents an opportunity to further expand its product range and reinforce the company’s presence in the Small to Medium Enterprise (SME) and corporate segments in Brazil, similar to XP’s transformational initiatives across the Retail, High-Income and Private Market channels. On September 1, 2020, acquisition was consummated, through approval of Central Bank (BACEN).
Acquisition of Riza Capital Consultoria de Investimentos S.A (“Riza”)
On December 23, 2020 the Group entered into an agreement, to acquire 100% of total share capital of Riza an independent financial advisory company. Riza has one of the most seasoned and respected teams in the segment, with experience in important financial institutions and active participation in some of the most relevant M&A transactions over the last decades. The transaction is aligned with XP Inc.’s strategy to reinforce its Capital Markets ecosystem.
The acquisition date fair value of net assets acquired, including the allocation of the purchase price has not been completed by the Group as of the date of these consolidated financial statements.